CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (6,251,412)	$ (2,024,039)	$ (7,134,957)	$ (1,870,675)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	116,807	171,098	96,922	86,501
Reclassification of Organipure capital contribution	(1,000)	0
Amortization of discount and shares issued with related party convertible notes			0	180,296
Write down of fixed assets and trademarks to net realizable value			1,721,663	0
Non-cash warrant valuation expense	76,249	437,375	437,375	178,317
Reserving of related party loans	1,464,475	0	1,470,522	0
Elimination of loss from equity investment	28,619	0
Gain on conversion of notes payable			30,654	0
Stock based compensation for services	320,400	100,000	248,103	100,000
Gain on disposal of assets	0	10,690	10,690	0
Changes in operating assets and liabilities, net of acquisitions:
Trade receivables, net	323,075	159,525	(87,023)	(155,878)
Accounts receivable, related parties	5,100	(16,481)	132,197	(137,297)
Prepaid expenses and other current assets	(156,265)	(202,813)
Prepaid expenses	(701,332)	0	225,715	(701,114)
Right of use asset and liability			1,028	0
Inventories	264,619	599,572	(446,196)	(106,237)
Accounts payable	329,427	253,039	315,149	26,972
Accounts payable, related parties	44,582	(86,658)	(119,574)	261,588
Accrued liabilities	373,267	14,468	17,485	35,144
Customer deposits	(32,134)	(1,115,266)
Deferred revenues			(1,290,229)	1,371,422
Right of use assets and liabilities	(1,314)	0
Net cash used in operating activities	(4,972,225)	(3,217,684)	(4,370,476)	(730,961)
Cash flows from investing activities:
Purchases of property, plant and equipment	(163,184)	(169,398)	(103,868)	(79,963)
Proceeds from disposal of equipment	0	40,000	40,000	0
Franchise fees and licenses related to joint venture	0	(152,609)
Net cash (used in) investing activities	(163,184)	(282,007)	(63,868)	(79,963)
Cash flows from financing activities:
Line of Credit	100,000
Equipment loan repayment	0	(300,000)	(300,900)	0
Proceeds from (repayments on) Long Term Loan			0	83,328
Advances from / (repayments to) related parties			(1,480,122)	(17,000)
Proceeds from short-term promissory note, related parties	0	50,000	50,000	650,000
Long term loan repayment	(5,597)	0
Proceeds from Joint Venture			50,000	0
Loans to related parties	(1,750,649)	(70,379)
Proceeds from the sale of common stock	7,245,000	6,468,000	6,416,000	1,300,000
Repayment of short term note payable	(50,000)
Equity investment in related party	(300,000)	0
Offering costs paid in connection with sale of common stock	(634,600)	(607,713)	(685,772)	(272,435)
Net cash provided by financing activities	4,604,154	5,539,908	4,049,206	1,743,893
Increase in cash and cash equivalents	(531,255)	2,040,217	(385,138)	932,969
Cash and cash equivalents at beginning of period	548,331	933,469	933,469	500
Cash and cash equivalents at end of period	17,076	2,973,686	548,331	933,469
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash Paid for Interest	6,762	0	0	0
Cash Paid for Taxes	$ 132	$ 3,635	$ 3,474	$ 0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes payable and accrued interest to common stock	146,940	56,592	56,592	535,054
Warrants issued with convertible notes			$ 437,375	$ 149,831
Acquisition of machinery and trademarks with shares			4,000,000
Capital contribution by JV partner in exchange for shares in exchange for equity in JV entity			50,000
Conversion of convertible preference shares and accrued dividend with common shares			0	4,395,836
Warrants recorded as prepaid and other assets	$ 374,453	$ 437,375
Dividend on preferred stock recorded against additional paid in capital			0	757,479
Conversion of accounts payable to common stock			91,864	525,000
Marketing services paid with shares	320,400	100,000
Payment of equipment loan with common shares			$ 1,213,335	0
Accounts payable paid with shares	$ 0	$ 100,000
Reduction of notes payable through products and services provided				$ 17,319
Equipment paid with promissory note	$ 1,724,000
Equity interest in affiliated entity paid with promissory note	1,476,000
Equipment loan paid with shares		1,182,681
Payment for equipment and intangible assets with shares		4,000,000